Consolidated Statements of Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue
SFD? related revenue (Note 21)	$ 2,145,716	$ 0	$ 3,134,250
Expenses
SFD? related costs, net	2,249,126	1,178,183	1,224,168
General and administrative expenses (Note 17, 22, 23)	3,420,143	3,736,431	3,189,857
Amortization (Note 6, 8)	1,759,473	1,768,727	1,776,484
Operating expenses	7,428,742	6,683,341	6,190,509
Other expenses (income)
Interest expense, net	160,262	36,220	37,955
Foreign exchange loss (gain)	(8,028)	(15,340)	8,597
Intellectual property and other	15,852	28,855	20,988
Total other expenses (income)	168,086	49,735	67,540
Loss before income taxes	(5,451,112)	(6,733,076)	(3,123,799)
Income tax expense (Note 18)	0	0	0
Net loss and comprehensive loss	$ (5,451,112)	$ (6,733,076)	$ (3,123,799)
Net loss per share (Note 16)
Basic	$ (0.07)	$ (0.10)	$ (0.05)
Diluted	$ (0.07)	$ (0.10)	$ (0.05)